Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 1,162	$ 1,010
Work-in-progress	158	164
Finished goods	84	121
Total	$ 1,404	$ 1,295